Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance (in shares) at Dec. 31, 2015		4,875,079
Beginning Balance at Dec. 31, 2015	$ 86,425,336	$ 975,016	$ 3,617,279	$ (7,116,319)	$ 88,949,360
Net income	6,736,654				6,736,654
Dividends paid	(4,686,325)				(4,686,325)
Restricted stock granted (in shares)		7,500
Restricted stock granted		$ 1,500	(1,500)
Stock compensation expense	186,425		186,425
Other comprehensive income, net	(3,602,695)			(3,602,695)
Ending Balance (in shares) at Dec. 31, 2016		4,882,579
Ending Balance at Dec. 31, 2016	85,059,395	$ 976,516	3,802,204	(10,719,014)	90,999,689
Net income	3,703,548				3,703,548
Dividends paid	(4,697,056)				(4,697,056)
Options exercised	92,625	$ 925	91,700
Options exercised (in shares)		4,626
Restricted stock granted (in shares)		7,500
Restricted stock granted		$ 1,500	(1,500)
Stock compensation expense	210,735		210,735
AOCI reclassification				(1,588,198)	1,588,198
Other comprehensive income, net	4,081,793			4,081,793
Ending Balance (in shares) at Dec. 31, 2017		4,894,705
Ending Balance at Dec. 31, 2017	88,451,040	$ 978,941	4,103,139	(8,225,419)	91,594,379
Net income	6,673,127				6,673,127
Dividends paid	(4,705,991)				(4,705,991)
Options exercised	27,000	$ 465	26,535
Options exercised (in shares)		2,325
Restricted stock granted (in shares)		7,500
Restricted stock granted		$ 1,500	(1,500)
Stock compensation expense	170,325		170,325
Other comprehensive income, net	(6,749,184)			(6,749,184)
Ending Balance (in shares) at Dec. 31, 2018		4,904,530
Ending Balance at Dec. 31, 2018	$ 83,866,317	$ 980,906	$ 4,298,499	$ (14,974,603)	$ 93,561,515